                                                                               .
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                        SUPPLEMENT DATED DEC. 21, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:


                                                               PROSPECTUS
PRODUCT NAME                                                   FORM #
RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY                273480 J

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Effective January 1, 2008, the following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:

                                            INVESTMENT OBJECTIVE
         FUND NAME                              AND POLICIES                                INVESTMENT ADVISOR
RiverSource Variable          Long-term growth of capital. Invests primarily in   RiverSource Investments, adviser;
Portfolio -- Select Value     equity securities of mid cap companies as well as   Systematic Financial Management, L.P.
Fund                          companies with larger and smaller market            and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap         sub-advisers
                              companies to be either those with a market
                              capitalization of up to $15 billion or those
                              whose market capitalization falls within range of
                              the Russell Mid Cap Value Index

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
273480-10 A (12/07)

* Valid until next prospectus update.

                        SUPPLEMENT DATED DEC. 21, 2007*
                         TO THE FOLLOWING PROSPECTUSES:

                                                                                              PROSPECTUS
                                                                                                FORM #
PRODUCT NAME                                                                                  ----------
------------
 RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                                         45313 K (5/07)
                                                                                            274320 A
 RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY                                          (10/07)

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Effective January 1, 2008, the following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                    INVESTMENT ADVISOR
RiverSource Variable          Long-term growth of capital. Invests primarily in    RiverSource Investments, adviser;
Portfolio -- Select Value     equity securities of mid cap companies as well as    Systematic Financial Management L.P.,
Fund                          companies with larger and smaller market             and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap          sub-advisers
                              companies to be either those with a market
                              capitalization of up to $15 billion or those whose
                              market capitalization falls within range of the
                              Russell Mid Cap Value Index.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------

45313-14 A (12/07)

*Valid until next prospectus update.